Property and Equipment (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal		$ 32,653	$ 30,607
Accumulated depreciation		(22,414)	(17,794)
Property and equipment, net	$ 23,076	10,239	12,813
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal		21,565	19,519
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Subtotal		$ 11,088	$ 11,088